Stock Plans, Share-Based Payments and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					9 Months Ended		12 Months Ended
	Dec. 18, 2014	Aug. 31, 2014	Mar. 31, 2014	Mar. 21, 2014	May. 31, 2013	May. 22, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Mar. 15, 2014	Feb. 14, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									2,472,234	2,410,134				2,294,714
Share-based compensation expense							$ 205	$ 318	$ 421	$ 418
Fair value of options vested									$ 507	$ 519
Weighted-average fair value of options granted									$ 0.45	$ 0.56
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value									$ 241	$ 0
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, aggregate intrinsic value									$ 235	$ 0
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term									7 years 6 months	8 years 1 month 6 days
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 1,166		$ 504
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition							3 years 8 months 12 days		1 year 10 months 24 days
Class of warrant or right, exercise price of warrants or rights					$ 0.60				$ 0.33	$ 0.45	$ 0.60		$ 0.30
Warrants exercised									791,278	2,254,500
Stock issued during period, shares, new issues				7,140,823					36,570
Proceeds from issuance of common stock	$ 3,000						$ 1,340	$ 2,013	$ 4,866	$ 2,771
Proceeds from issuance of warrants exercise	$ 3,000			$ 2,100		$ 3,000	$ 13,900		15
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options									$ 8
Additional shares not issued results of warrants exercised									9	374
Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 0.40
Class of warrant or right, number of securities called by warrants or rights					687,793
Warrants exercised					14,879,708
Stock issued during period, shares, new issues					687,793
Proceeds from issuance of common stock					$ 206
Temporarily reduced exercise price for warrants issued					$ 0.30
Incremental fair value of inducement										$ 14
Class D Warrant Lambda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration description		March 21, 2019
Class of warrant or right, number of securities called by warrants or rights		11,742,100
Class D Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted			$ 0.40
Class of warrant or right, number of securities called by warrants or rights			11,742,100
Warrants exercised			8,806,575
Warrants exercised under cashless exercise provision			$ 0.30
Shareholder Rights Offering Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised										104,206
Proceeds from issuance of warrants exercise										$ 42
CEO Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued									331,550
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 109
Weighted-average fair value of options granted									$ 0.86	$ 0.73
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance									106,538
Options outstanding												2,834
2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance									4,500,000
Shares available for future grants									2,054,799	2,407,318
2004 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									903,709	715,692
Option expiration description										options expire at various dates between November 11, 2014 and November 18, 2021
2004 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding									1,236,975	1,028,509
Option expiration description									options expire on various dates between April 27, 2015 and February 5, 2024	options expire on various dates between April 27, 2015 and March 24, 2021